Assets held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Noncurrent Assets OrDisposal Groups Classified As Held For Sale [Line items]
Contingent consideration current	$ 849	$ 647	$ 897
Assets held for sale	368	$ 0	$ 70
Assets held for sale and related liabilities
Noncurrent Assets OrDisposal Groups Classified As Held For Sale [Line items]
Contingent consideration current	$ 126